Label	Element	Value
CHARLES SCHWAB FAMILY OF FUNDS | Schwab Value Advantage Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab® Municipal Money Fund Schwab® AMT Tax-Free Money Fund Schwab® California Municipal Money Fund Schwab® New York Municipal Money Fund
(collectively, the Schwab Municipal Money Funds)
Schwab® Government Money Fund Schwab® Retirement Government Money Fund Schwab® Treasury Obligations Money Fund Schwab® U.S. Treasury Money Fund Schwab Value Advantage Money Fund®
(collectively, the Schwab Money Funds)
Schwab® Variable Share Price Money Fund
SCHWAB ANNUITY PORTFOLIOS
Schwab® Government Money Market Portfolio
(each, a fund and collectively, the funds)
Supplement dated October 2, 2023 to each fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides information regarding certain changes the funds will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the Amendments). In addition, this supplement provides information regarding certain changes Schwab U.S. Treasury Money Fund will be making in connection with investing in repurchase agreements.
Changes in Connection with the Amendments: Removal of Redemption Gates and Removal of the Tie between Liquidity Fees and Liquidity Thresholds.
The Amendments remove provisions in Rule 2a-7 that permit a money market fund to impose a temporary redemption gate. The Amendments also remove provisions in Rule 2a-7 that tie a money market fund’s ability to impose liquidity fees to its level of weekly liquid assets. Accordingly, effective October 2, 2023, the Statutory Prospectuses and SAIs are updated as follows:
Statutory Prospectuses
(1)
For the Schwab Value Advantage Money Fund, Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund:
Under “Retail Money Market Fund Risk.” in each fund’s “Principal Risks” section: The seventh sentence is deleted and replaced with the following:
However, the fund may be subject to liquidity fees on fund redemptions if the fund’s board determines that the fee is in the best interests of the fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Value Advantage Money Fund
Risk [Heading]	rr_RiskHeading	(1) For the Schwab Value Advantage Money Fund, Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund:
CHARLES SCHWAB FAMILY OF FUNDS | Schwab Value Advantage Money Fund | Retail Money Market Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Under “Retail Money Market Fund Risk.” in each fund’s “Principal Risks” section: The seventh sentence is deleted and replaced with the following: However, the fund may be subject to liquidity fees on fund redemptions if the fund’s board determines that the fee is in the best interests of the fund.